Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,286	$ 1,271	$ 392
Less: accumulated depreciation	(332)	(271)	(136)
Property and Equipment, net	954	1,000	256
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	508	388	260
Computer Equipment And Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	69	138	57
Tenant Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	677	679	25
Furniture And Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 32	$ 66	$ 50